Cover	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Oct. 06, 2021
Entity File Number	000-55517
Entity Registrant Name	PUREBASE CORPORATION
Entity Central Index Key	0001575858
Entity Tax Identification Number	27-2060863
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8625 State Hwy
Entity Address, Address Line Two	124
Entity Address, City or Town	Ione
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95640
City Area Code	(855)
Local Phone Number	743-6478
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false